Goodwill	12 Months Ended
Mar. 31, 2018
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Goodwill

9. Goodwill

A suumary of the carrying value of goodwill is as follows:

	As at
	March 31,	March 31,
	2018	2017
Gross carrying amount	$159,500	$155,681
Accumulated impairment of goodwill	(24,314)	(21,673)

Total	$135,186	$134,008

The movement in goodwill balance by reportable segment as at March 31, 2018 and 2017 is as follows:

Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2016	$46,503	$29,739	$76,242
Goodwill initially arising on acquisitions	82,127	—	82,127
Foreign currency translation	1,248	(3,936)	(2,688)

Balance as at March 31, 2017	$129,878	$25,803	$155,681

Goodwill arising on acquisitions	(92)	—	(92)
Foreign currency translation	767	3,144	3,911

Balance as at March 31, 2018	$130,553	$28,947	$159,500

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2016	$—	$—	$—
Impairment of goodwill recognized during the year	—	21,673	21,673

Balance as at March 31, 2017	$—	$21,673	$21,673

Impairment of goodwill recognized during the year	—	—	—
Foreign currency translation adjustment	—	2,641	2,641

Balance as at March 31, 2018	—	24,314	24,314

The carrying value of goodwill allocated to the cash generating units (“CGU”) is as follows:

	As at
	March 31,	March 31,
	2018	2017
WNS Global BPM*	$3,815	$3,815
South Africa	5,581	4,963
Research & Analytics	48,901	49,146
Technology services	3,632	3,238
WNS Auto Claims BPM	4,633	4,130
Finance and accounting	29,542	29,874
Healthcare	39,082	38,842

	$135,186	$134,008

*	Excluding South Africa, Research & analytics, Technology services, Finance and accounting and Healthcare goodwill.

Key assumptions on which the Company has based its determination of VIUs include:

a)	Estimated cash flows for five years based on approved internal management budgets with extrapolation for the remaining period, wherever such budgets were shorter than five years period.

b)	Terminal value arrived by extrapolating last forecasted year cash flows to perpetuity using long-term growth rates. These long-term growth rates take into consideration external macro-economic sources of data. Such long-term growth rate considered does not exceed that of the relevant business and industry sector.

c)	The discount rates used are based on weighted average cost of capital of a comparable market participant, which are adjusted for specific country risks.

The key assumptions used in performing the impairment test, by each CGU, were as follows:

	CGU’s
	WNS Global BPM*	South Africa	Finance & accounting	Research & analytics	Healthcare	Technology services	WNS Auto Claims BPM
Discount rate	16.0%	17.1%	15.1%	16.0%	13.0%	14.0%	14.0%
Perpetual growth rate	3.0%	3.0%	2.0%	3.0%	2.5%	3.0%	2.0%

*	Excluding South Africa, Research & analytics, Technology services, Healthcare and Finance & Accounting.

The assumptions used were based on the Company’s internal budget. The Company projected revenue, operating margins and cash flows for a period of five years and applied a perpetual long-term growth rate thereafter.

In arriving at its forecasts, the Company considered past experience, economic trends and inflation as well as industry and market trends. The projections also took into account factors such as the expected impact from new client wins and expansion from existing clients businesses and efficiency initiatives, and the maturity of the markets in which each business operates.

Based on the above, no impairment was identified as of March 31, 2018 as the recoverable amount of the CGUs exceeded the carrying value.

An analysis of the calculation’s sensitivity to a change in the key parameters (revenue growth, operating margin, discount rate and long-term growth rate) did not identify any probable scenarios where the other CGU’s recoverable amount would fall below its carrying amount.

Impairment charge recognized in the year March 31, 2017

During the fourth quarter of fiscal 2017, the proposed changes in UK laws with respect to personal injury market and the associated uncertainty of the future earnings trajectory of the legal services business and downward revision in the expectation for future performance within WNS Auto Claims reportable segment due to contract renegotiations and loss of certain clients caused the financial projections and estimates of WNS Auto Claims BPM reportable segment to significantly decrease from the previous estimates which led to an impairment loss during fiscal 2017. These factors arising in the fourth quarter of fiscal 2017 had a significant and negative impact on the VIU of the WNS Auto Claims BPM reportable segment, and the Company determined that the carrying value of the reportable segment for WNS Auto Claims BPM exceeded the VIU as of the date of its annual impairment review. The Company further performed the valuation of FVLCOD of the impairment test.

The Company determined the FVLCOD of reportable segment using the “Income Approach — Discounted Cash Flow Analysis” method.

Under the “Income Approach — Discounted Cash Flow Analysis” method the key assumptions consider projected sales, cost of sales, and operating expenses for five years. These assumptions were determined by management utilizing our internal operating plan, growth rates for revenues and operating expenses, and margin assumptions using market participant perspective. An additional key assumption under this approach is the discount rate, which represents the expected return on capital and is based on the estimated weighted average cost of capital for a market participant. If our assumptions relative to growth rates were to change, our fair value calculation may change, which could impact the results.

The fair value of the WNS Auto Claims BPM reportable segment was determined using Level 3 inputs through an income approach which includes assumptions for discount rate of 13.0% with annual and perpetual growth rate of 2.5% and 2.0% respectively. The Company used the “Market approach-Guideline Public Company Method” to corroborate the results of the income approach. The FVLCOD was higher than the VIU, which is considered as the recoverable amount of the CGU amounting to $37,836 (after deducting costs of disposal of $656). The next step of the goodwill impairment test resulted in an impairment charge of $21,673 for goodwill related to the WNS Auto Claims BPM reportable segment in fiscal 2017. This impairment charge of $21,673 was recorded in operating expenses in the consolidated statement of income, which reduced the goodwill in WNS Auto Claims BPM to $4,130 as at March 31, 2017.